Other receivables and assets - Narrative (Details) - EUR (€) € in Thousands	1 Months Ended		151 Months Ended
	Aug. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit			€ 41,200
Research tax credit ("CIR")			2,137	€ 0
Current prepaid expenses related to CRO			441
Current prepaid expenses related to capital increase			888
Current advances to suppliers			€ 3,512
2024, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit		€ 5,640
2025, Tax Year | CIR payment received
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 3,174